Expense Example - Service - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Service Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,277